Note 8 - Accounts Payable and Accrued Liabilities (Details Textual)	12 Months Ended
Mar. 31, 2025 CAD ($)
Statement Line Items [Line Items]
Write-off of trade payables	$ 50,200
Extinguishment of debt, amount 1	181,424
Payments for extinguishment of debt	125,000
Gain (loss) on forgiveness of debt	$ 106,624